Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	£ 7,355	£ 7,163
Unearned finance income	(534)	(453)
Net investment	6,821	6,710
Not Later Than 1 Year [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	3,730	3,633
Unearned finance income	(210)	(177)
Net investment	3,520	3,456
Later Than One Year and Not Later Than Five Years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	3,415	3,316
Unearned finance income	(278)	(226)
Net investment	3,137	3,090
Later Than Five Years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	210	214
Unearned finance income	(46)	(50)
Net investment	£ 164	£ 164